Share capital (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of share capital

	Allotted, called-up and fully paid
	Shares million	Nominal value £m
At 1 April 2021	3,815	474
Issued during the year in lieu of dividends[1]	89	11
At 31 March 2022	3,904	485
Issued during the year in lieu of dividends[1]	26	3
At 31 March 2023	3,930	488
1.The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.